Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		₩ 2,240,811	₩ 2,382,979
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	[1]	1,800,539	2,013,948
Derivative assets (trading)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		1,548,015	1,846,527
Financial assets at fair value through other comprehensive income (debt securities)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		4,794	5,045
Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		31,117	30,233
Loans
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		986,528	908,148
Long-term/short-term financial instruments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		2,882,131	1,960,140
Derivative assets (applying hedge accounting)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		487,535	844,637
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		15,742,665	15,373,625
Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	[2]	₩ 4,091,813	₩ 5,151,554

[1]	Equity investments held by the Company are excluded.
[2]	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.